NET (LOSS)/INCOME PER SHARE - Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options to purchase ordinary shares and restricted share units
Antidilutive securities excluded from computation of earnings per share
Number of shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share	5,785,724	10,851	22,635,281
Pre-IPO Preferred Shares and convertible loans
Antidilutive securities excluded from computation of earnings per share
Number of shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share		190,426,133	178,923,801